Summary of Significant Accounting Policies (Details) - Schedule of Assets' Estimated Useful Lives	12 Months Ended
Sep. 30, 2023
Computer equipment [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Assets' Estimated Useful Lives [Line Items]
Assets estimated useful lives	3 years
Office furniture and equipment [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Assets' Estimated Useful Lives [Line Items]
Assets estimated useful lives	5 years
R&D equipment and tools [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Assets' Estimated Useful Lives [Line Items]
Assets estimated useful lives	5 years
Stands and moulds [Member] | Minimum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Assets' Estimated Useful Lives [Line Items]
Assets estimated useful lives	4 years
Stands and moulds [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Assets' Estimated Useful Lives [Line Items]
Assets estimated useful lives	10 years
Leasehold improvements [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Assets' Estimated Useful Lives [Line Items]
Assets estimated useful lives	Term of lease
Vehicles [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Assets' Estimated Useful Lives [Line Items]
Assets estimated useful lives	5 years
Office premises [Member] | Minimum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Assets' Estimated Useful Lives [Line Items]
Assets estimated useful lives	3 years
Office premises [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Assets' Estimated Useful Lives [Line Items]
Assets estimated useful lives	15 years
Other equipment [Member] | Minimum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Assets' Estimated Useful Lives [Line Items]
Assets estimated useful lives	3 years
Other equipment [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Assets' Estimated Useful Lives [Line Items]
Assets estimated useful lives	5 years